CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)		Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Statement of comprehensive income [abstract]
Profit for the year	₨ 42,466	$ 452		₨ 57,245	₨ 55,684
Items that will not be reclassified to the consolidated income statement:
Changes in the fair value of financial instruments	(35)	0	[1]	(199)	(18)
Actuarial gains/(losses) on post-employment benefit obligations	168	2		(94)	(10)
Tax impact on above items	(45)	0	[1]	24	4
Total of items that will not be reclassified to the consolidated income statement	88	1		(269)	(24)
Items that will be reclassified subsequently to the consolidated income statement:
Changes in fair value of financial instruments	0	0		0	6
Foreign currency translation adjustments	7,943	85		1,353	(318)
Foreign currency translation reserve re-classified to the income statement on divestment of foreign operation	0	0		(1,513)	0
Effective portion of changes in fair value of cash flow hedges	(1,699)	(18)		2,432	(470)
Tax impact on above items	428	5		(58)	117
Total of items that will be reclassified subsequently to the consolidated income statement	6,672	72		2,214	(665)
Other comprehensive income / (loss) for the year, net of tax	6,760	73		1,945	(689)
Total comprehensive income / (loss) for the year, net of tax	49,226	525		59,190	54,995
Attributable to:
Equity holders of the parent company	49,610	529		58,489	54,995
Non-controlling interests	₨ (384)	$ (4)		₨ 701	₨ 0

[1]	Rounded off to nearest million.